Unearned Revenue Disclosure: Changes to Unearned Revenue (Tables)	12 Months Ended
May 31, 2020
Tables/Schedules
Changes to Unearned Revenue

	May 31, 2020	May 31, 2019
Unearned revenue, beginning of the year	$307,742	$51,585
Deposits on distribution rights	25,000	250,000
Security deposits received from/(refunded to) customers	(2,269)	6,806
Security deposits recognized in sales	(4,537)	-
Non-refundable deposit on distribution rights	(25,000)	-
Reacquisition of distribution rights	(250,000)	-
Non-refundable deposits	(51,190)	-
Foreign exchange	254	(649)
Unearned revenue, end of the year	$-	$307,742